UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA GROWTH & INCOME FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING
JULY 31, 2003



[LOGO OF USAA]
   USAA(R)

                             USAA GROWTH &
                                    INCOME Fund

                                       [GRAPHIC OF USAA GROWTH & INCOME FUND]

     A n n u a l   R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                       2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                       5

FINANCIAL INFORMATION

    Distributions to Shareholders                               11

    Independent Auditor's Report                                12

    Portfolio of Investments                                    13

    Notes to Portfolio of Investments                           22

    Financial Statements                                        23

    Notes to Financial Statements                               26

DIRECTORS' AND OFFICERS' INFORMATION                            37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE

                                      TO BE THE NORM RATHER THAN THE EXCEPTION,

[PHOTO OF CHRISTOPHER W. CLAUS]          WHICH IS ANOTHER EXCELLENT REASON TO

                                           HAVE USAA'S SKILLED PROFESSIONALS

                                                   MANAGING YOUR MONEY.

                                                         "
--------------------------------------------------------------------------------

                  As I write to you, I believe that we have reached the bottom of the interest rate cycle for money market funds. The Federal Reserve Board (the Fed) has already lowered short-term rates 13 times--for a total of 5.5% since January 2001--to help stimulate the U.S. economy and to reduce the risk of deflation. Loosely defined, deflation is a general decline in prices, which forces companies to sell more goods and services just to maintain their earnings. Increased unemployment is often a side effect.

                  In my opinion, the media have overstated the possibility of deflation. I believe it is far more likely that we will see a gradual rise in inflation. I also expect the Fed to keep short-term interest rates low until an economic recovery has really taken hold.

                  However, in the Treasury market, longer-term rates have risen dramatically. Over the next 18 months, I would not be surprised to see the interest rate on the five-year Treasury rise to 4% and the rate on the 10-year Treasury return to 5%--assuming the current fiscal and monetary stimulus pushes gross domestic product (GDP) to a growth rate of 4% or better. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  That said, I believe market volatility will continue to be the norm rather than the exception, which is another excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products. We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds without excessive fees, sales loads, or contractual plans, as well as competitive expense ratios.

                  On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                  Sincerely,

                  /s/ Christopher W. Claus

                  Christopher W. Claus
                  President and Vice Chairman of the Board

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                  MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                  AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH & INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                  Capital growth and, secondarily, current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                  Invests principally in equity securities of market-leading companies of all market cap sizes in industry sectors with favorable growth prospects.


--------------------------------------------------------------------------------
                                 7/31/03                             7/31/02
--------------------------------------------------------------------------------
Net Assets                  $932.8 Million                    $851.0 Million
Net Asset Value Per Share       $15.76                            $14.64

--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/03
--------------------------------------------------------------------------------
      1  YEAR                     5 YEARS                      10 YEARS
       10.56%                      0.35%                         8.69%


                  TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                   LIPPER              LIPPER             LIPPER                              LIPPER
              RUSSELL 3000      MULTI-CAP CORE     MULTI-CAP CORE     LARGE-CAP CORE    USAA GROWTH &    LARGE-CAP CORE
                 INDEX          FUNDS AVERAGE        FUNDS INDEX       FUNDS INDEX       INCOME FUND      FUNDS AVERAGE
              ------------      --------------     --------------     --------------    -------------    --------------
 7/31/1993     $10000.00          $10000.00          $10000.00          $10000.00        $10,000.00         $10000.00
 8/31/1993      10388.72           10403.88           10399.74           10369.37         10,312.19          10378.44
 9/30/1993      10387.17           10449.82           10469.31           10369.63         10,302.11          10408.43
10/31/1993      10535.62           10610.58           10639.63           10530.24         10,362.45          10579.07
11/30/1993      10372.66           10443.74           10462.17           10364.31         10,352.59          10423.47
12/31/1993      10576.30           10726.18           10778.87           10601.84         10,554.89          10661.29
 1/31/1994      10899.96           11042.43           11152.04           10943.19         10,941.29          11003.05
 2/28/1994      10636.61           10901.45           10967.36           10736.99         10,727.75          10790.56
 3/31/1994      10171.52           10414.27           10482.00           10243.45         10,137.27          10326.50
 4/30/1994      10287.85           10483.29           10582.34           10342.27         10,321.22          10419.12
 5/31/1994      10401.21           10548.67           10661.93           10423.82         10,443.84          10509.02
 6/30/1994      10116.45           10250.14           10355.62           10148.77         10,229.24          10219.71
 7/31/1994      10430.00           10520.06           10658.65           10453.42         10,640.06          10512.81
 8/31/1994      10884.61           10972.36           11119.04           10826.49         11,091.95          10940.07
 9/30/1994      10653.14           10761.52           10884.42           10599.33         10,835.15          10698.39
10/31/1994      10829.30           10905.01           11005.28           10770.43         10,897.06          10872.88
11/30/1994      10434.16           10514.31           10571.10           10391.08         10,492.62          10479.95
12/31/1994      10596.64           10637.75           10679.07           10487.54         10,690.57          10595.88
 1/31/1995      10828.83           10739.72           10816.22           10672.49         10,827.09          10750.58
 2/28/1995      11270.59           11137.47           11229.92           11039.12         11,194.65          11153.49
 3/31/1995      11550.95           11461.55           11541.02           11313.89         11,394.06          11454.29
 4/30/1995      11852.96           11718.89           11756.79           11562.75         11,763.65          11740.79
 5/31/1995      12283.55           12035.87           12098.70           11936.27         12,122.69          12128.39
 6/30/1995      12638.77           12505.34           12503.67           12249.88         12,397.33          12497.18
 7/31/1995      13146.28           13054.88           13050.10           12667.61         12,800.33          12971.43
 8/31/1995      13262.96           13170.45           13163.00           12687.02         12,980.61          13018.04
 9/30/1995      13776.89           13534.78           13544.19           13161.64         13,376.62          13460.85
10/31/1995      13657.92           13279.51           13347.34           13100.56         13,129.90          13363.19
11/30/1995      14263.66           13761.43           13921.12           13612.26         13,807.23          13883.20
12/31/1995      14496.65           13894.89           14118.70           13817.90         14,065.92          14031.11
 1/31/1996      14917.42           14165.30           14484.68           14224.46         14,390.52          14433.40
 2/29/1996      15137.46           14476.19           14781.59           14397.90         14,552.82          14664.38
 3/31/1996      15289.62           14619.60           14974.82           14528.92         15,007.07          14789.66
 4/30/1996      15579.54           15074.92           15337.21           14740.12         15,170.07          15047.36
 5/31/1996      15978.25           15414.03           15636.94           15034.10         15,376.54          15392.36
 6/30/1996      15926.65           15190.46           15470.52           15055.87         15,366.18          15359.09
 7/31/1996      15092.92           14350.99           14713.47           14440.80         14,679.12          14653.21
 8/31/1996      15550.78           14861.32           15204.57           14768.99         15,180.78          15035.96
 9/30/1996      16397.14           15618.06           15974.72           15534.49         15,891.94          15852.61
10/31/1996      16696.89           15773.88           16174.14           15843.47         16,194.96          16140.50
11/30/1996      17874.63           16754.42           17219.17           16870.43         17,273.48          17240.41
12/31/1996      17659.36           16584.14           17008.78           16559.58         17,307.02          16950.89
 1/31/1997      18636.59           17371.57           17814.77           17464.91         18,021.53          17871.80
 2/28/1997      18656.96           17268.14           17762.00           17443.85         18,191.65          17858.03
 3/31/1997      17812.73           16591.18           17105.63           16697.00         17,702.85          17128.62
 4/30/1997      18690.14           17177.47           17697.56           17621.96         18,237.92          17977.20
 5/31/1997      19966.65           18415.95           18891.80           18691.32         19,478.83          19095.03
 6/30/1997      20796.71           19110.00           19604.60           19501.90         20,173.55          19884.25
 7/31/1997      22427.07           20590.88           21094.36           21042.50         21,532.92          21487.62
 8/31/1997      21517.45           20129.32           20514.74           19971.73         20,881.79          20515.28
 9/30/1997      22737.57           21267.20           21642.78           20999.79         21,778.45          21563.74
10/31/1997      21973.83           20468.43           20828.54           20352.04         20,934.96          20807.32
11/30/1997      22815.16           20817.24           21182.42           21017.09         21,544.15          21466.09
12/31/1997      23272.17           21050.36           21477.80           21398.93         21,814.27          21803.76
 1/31/1998      23392.78           21053.71           21597.99           21610.02         21,599.82          21998.33
 2/28/1998      25066.18           22611.61           23140.11           23141.83         23,148.62          23571.87
 3/31/1998      26308.48           23469.11           24225.84           24286.22         24,348.55          24623.39
 4/30/1998      26567.15           23715.31           24488.37           24532.29         24,515.81          24895.98
 5/31/1998      25911.55           22959.02           23816.33           24113.39         23,906.50          24363.04
 6/30/1998      26787.70           23440.72           24484.66           25258.70         23,948.67          25221.46
 7/31/1998      26301.31           22765.21           23985.25           25054.97         22,607.54          24831.86
 8/31/1998      22272.30           19107.12           20251.33           21305.04         19,123.01          21121.50
 9/30/1998      23791.60           20190.82           21211.32           22363.73         19,761.65          22411.85
10/31/1998      25597.53           21698.12           22658.70           24041.35         21,348.16          24069.73
11/30/1998      27163.12           22992.36           23873.16           25471.18         22,642.76          25506.05
12/31/1998      28889.56           24624.91           25491.96           27162.50         23,223.21          27183.28
 1/31/1999      29871.00           25407.42           26337.55           28112.19         23,860.16          28185.69
 2/28/1999      28812.94           24416.74           25322.96           27243.95         23,248.69          27248.61
 3/31/1999      29870.17           25285.52           26122.52           28340.09         24,299.12          28290.15
 4/30/1999      31218.45           26362.30           27188.15           29099.36         26,047.54          29185.62
 5/31/1999      30625.12           26018.33           26884.38           28327.31         25,715.72          28539.74
 6/30/1999      32172.78           27354.79           28202.11           29908.12         26,948.58          30169.28
 7/31/1999      31197.24           26698.47           27581.08           29030.59         26,117.62          29315.21
 8/31/1999      30842.51           26201.98           27100.37           28734.47         25,427.29          29058.60
 9/30/1999      30054.21           25656.94           26424.78           27955.84         24,529.82          28338.14
10/31/1999      31939.39           27011.21           27765.98           29668.42         25,493.58          29980.55
11/30/1999      32833.26           27983.49           28659.83           30396.36         25,599.20          30787.96
12/31/1999      34928.28           30366.84           30785.83           32418.36         26,499.60          32908.85
 1/31/2000      33559.05           29336.49           29915.96           31107.42         25,490.60          31554.70
 2/29/2000      33870.10           30815.55           31068.53           31097.50         24,282.45          31738.21
 3/31/2000      36523.43           32847.49           33059.86           33801.25         26,911.57          34331.15
 4/30/2000      35236.34           31649.18           31832.57           32697.52         26,884.96          33218.98
 5/31/2000      34246.66           30698.33           30726.25           31864.65         26,964.78          32339.15
 6/30/2000      35260.63           31868.69           32021.97           33030.96         26,896.63          33433.30
 7/31/2000      34637.39           31378.57           31521.62           32516.28         26,376.82          32866.69
 8/31/2000      37206.18           33735.77           33745.40           34759.41         27,656.34          35116.31
 9/30/2000      35521.57           32199.20           32195.25           32908.49         26,737.27          33197.79
10/31/2000      35015.79           31944.27           31831.50           32527.30         27,335.36          32803.38
11/30/2000      31788.33           29279.71           29121.25           29666.38         26,411.04          30066.60
12/31/2000      32322.54           30297.71           29758.58           30029.42         27,292.92          30441.74
 1/31/2001      33428.25           31107.28           30785.85           30879.72         27,974.22          31190.54
 2/28/2001      30373.98           28667.61           28014.46           28006.11         26,707.00          28324.23
 3/31/2001      28394.03           26845.72           26352.83           26286.92         25,573.76          26410.99
 4/30/2001      30671.09           28875.17           28487.68           28284.59         27,430.69          28512.61
 5/31/2001      30917.42           29231.26           28727.72           28443.98         27,512.62          28630.25
 6/30/2001      30347.34           28681.53           28233.37           27688.34         26,796.36          27832.38
 7/31/2001      29847.19           28213.48           27665.71           27287.14         26,933.14          27403.22
 8/31/2001      28085.12           26779.58           26098.25           25680.34         25,305.39          25707.08
 9/30/2001      25607.31           24202.69           23422.95           23731.44         23,262.23          23552.22
10/31/2001      26203.09           24853.71           24058.93           24290.38         23,536.38          24159.57
11/30/2001      28221.34           26776.04           25948.30           25881.77         25,318.40          25988.88
12/31/2001      28619.12           27338.90           26556.30           26175.33         25,620.50          26212.87
 1/31/2002      28260.24           26918.73           25969.04           25762.49         25,209.33          25738.60
 2/28/2002      27682.34           26309.12           25499.99           25330.70         24,925.76          25161.03
 3/31/2002      28896.09           27468.31           26532.03           26192.64         25,664.74          26095.38
 4/30/2002      27380.07           26343.86           25404.28           24823.04         24,387.18          24605.22
 5/31/2002      27062.85           26018.66           25196.18           24642.28         24,188.45          24375.51
 6/30/2002      25114.74           24003.54           23222.22           22940.64         22,442.93          22534.77
 7/31/2002      23118.04           22058.37           21390.81           21235.75         20,808.39          20871.27
 8/31/2002      23227.25           22140.54           21526.14           21410.55         20,879.46          20957.71
 9/30/2002      20786.75           20103.59           19546.54           19331.31         18,789.51          18825.84
10/31/2002      22441.93           21423.89           20784.16           20833.03         20,069.64          20309.08
11/30/2002      23799.92           22715.29           22049.84           21763.29         21,506.24          21314.59
12/31/2002      22454.39           21460.42           20782.86           20617.29         20,170.34          20075.49
 1/31/2003      21904.95           20987.27           20431.93           20076.09         19,572.81          19552.62
 2/28/2003      21544.57           20569.85           20079.18           19809.58         19,237.61          19258.26
 3/31/2003      21771.13           20691.89           20144.13           19976.60         19,344.99          19443.44
 4/30/2003      23548.92           22311.81           21710.76           21448.75         20,774.71          20903.94
 5/31/2003      24970.43           23809.44           23178.95           22488.17         22,043.95          21947.17
 6/30/2003      25307.41           24155.32           23525.01           22710.24         22,465.43          22154.34
 7/31/2003      25887.96           24682.29           23979.54           23068.30         23,005.53          22568.25

                                  [END CHART]

                  DATA FROM 7/31/93 THROUGH 7/31/03.

                  THE LIPPER MULTI-CAP CORE FUNDS INDEX REPLACED THE LIPPER LARGE-CAP CORE FUNDS INDEX IN OCTOBER 2002. THE CHANGE TO THE LIPPER MULTI-CAP CORE FUNDS INDEX WAS MADE BECAUSE WELLINGTON MANAGEMENT COMPANY, LLP USES AN INVESTMENT STYLE WHEN MANAGING THE FUND'S ASSETS THAT MORE CLOSELY CORRELATES TO THE MANAGEMENT STYLE OF MUTUAL FUNDS WITHIN THE LIPPER MULTI-CAP CORE FUNDS INDEX.

                  NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund to the following benchmarks:

              o The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

              o The Lipper Multi-Cap Core Funds Average, an average of all multi-cap core funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

              o The Lipper Multi-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category.

              o The Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Core Funds category.

              o The Lipper Large-Cap Core Funds Average, an average of all large-cap core funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MATTHEW E. MEGARGEL, CFA

   Wellington Management Company, LLP

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                  For the year ended July 31, 2003, the USAA Growth & Income Fund had a total return of 10.56%. This compares to a return of 11.98% for the benchmark Russell 3000 Index, 8.19% for the Lipper Large-Cap Core Funds Average, 11.04% for the Lipper Multi-Cap Core Funds Average, 8.63% for the Lipper Large-Cap Core Funds Index, and 12.10% for the Lipper Multi-Cap Core Funds Index.

HOW WAS THE FUND POSITIONED?

                  For most of the first part of the reporting year and well into 2003, the Fund had a somewhat defensive posture in light of geopolitical events and our concerns about the strength of the U.S. economic recovery. As the year progressed, we became less defensive and adjusted the Fund in anticipation of improving economic developments.

                  The Fund benefited from strong stock selection in the financial and information technology sectors. The top absolute contributor during the year was Citigroup, Inc., which, in our opinion, continues to execute well and control expenses. Hewlett-Packard Co. performed well after exceeding earnings forecasts due to strong cost control.

                  Stock selection within the consumer staples and health care sectors was our biggest challenge. On an absolute basis, two

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  significant detractors to performance were Safeway, Inc., a food and staples retailer, and Schering-Plough Corp., a pharmaceuticals company. Poor sales and financial results hindered Safeway, which was eliminated from the Fund. Schering-Plough had disappointing earnings due to negative pressure on several key drug franchises.

WHAT'S YOUR OUTLOOK?

                  Moving forward, we believe the breadth of the recent gains is telling us that the worst of the three-year bear market is behind us. Our biggest concerns are job growth, geopolitical stability, and sustainability of low interest rates. Our view is that unemployment and aggregate income are stabilizing; we expect sequential improvement in both by early next year. In this environment, we're managing risk by avoiding companies with high debt levels and high fixed-cost structures and focusing on those that can deliver revenue growth despite slower overall economic growth. We are positive about the prospects for materials companies, believing they will benefit as the economy improves and demand for materials rises. We also have a good outlook for health care thanks to favorable demographic trends. We think the technology industry will continue to grow due to rising corporate profitability and the need for continuous productivity gains.

                  Thank you for the privilege of investing on your behalf. We will continue working hard for you.

                  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-21.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
                TOP 10 EQUITY HOLDINGS
                  (% of Net Assets)
-------------------------------------------------------

Microsoft Corp.                                   3.7%

Citigroup, Inc.                                   3.3%

Pfizer, Inc.                                      3.3%

American International Group, Inc.                2.6%

General Electric Co.                              2.5%

Exxon Mobil Corp.                                 2.1%

Intel Corp.                                       1.9%

AOL Time Warner, Inc.                             1.8%

Merrill Lynch & Co., Inc.                         1.8%

Wyeth                                             1.8%

------------------------------------------------------

------------------------------------------------------
                  TOP 10 INDUSTRIES*
                  (% of Net Assets)
------------------------------------------------------

Pharmaceuticals                                   9.5%

Diversified Banks                                 4.3%

Semiconductors                                    4.0%

Systems Software                                  3.8%

Integrated Oil & Gas                              3.4%

Other Diversified Financial Services              3.3%

Soft Drinks                                       3.3%

Industrial Conglomerates                          3.2%

Computer Hardware                                 3.1%

Aerospace & Defense                               2.8%

------------------------------------------------------

*EXCLUDING MONEY MARKET INSTRUMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-21.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA GROWTH & INCOME FUND

                  The following federal tax information related to the Fund's fiscal year ended July 31, 2003, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2004.

                  100.0% of ordinary income distributions qualifies for the dividends-received deductions eligible to corporations.

12

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA GROWTH & INCOME FUND:

                  We have audited the accompanying statement of assets and liabilities of USAA Growth & Income Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors, whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Growth & Income Fund as of July 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

                  San Antonio, Texas
                  September 12, 2003

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH & INCOME FUND

JULY 31, 2003

                                                             MARKET
   NUMBER                                                     VALUE
OF SHARES     SECURITY                                        (000)
-------------------------------------------------------------------
              COMMON STOCKS (98.2%)

              ADVERTISING (1.8%)
   90,500     Catalina Marketing Corp.*                     $ 1,523
  199,300     Lamar Advertising Co.*                          6,838
  107,800     Omnicom Group, Inc.                             7,964
                                                            -------
                                                             16,325
                                                            -------
              AEROSPACE & DEFENSE (2.8%)
   73,200     General Dynamics Corp.                          5,808
  214,500     Lockheed Martin Corp.                          11,227
  114,900     United Technologies Corp.                       8,644
                                                            -------
                                                             25,679
                                                            -------
              AIR FREIGHT & LOGISTICS (1.4%)
  237,300     EGL, Inc.*                                      3,920
  138,300     FedEx Corp.                                     8,905
                                                            -------
                                                             12,825
                                                            -------
              AIRLINES (0.2%)
   35,400     JetBlue Airways Corp.*(d)                       1,613
                                                            -------
              ALUMINUM (1.2%)
  394,300     Alcoa, Inc.                                    10,950
                                                            -------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.3%)
   92,800     Liz Claiborne, Inc.                             3,195
                                                            -------
              APPAREL RETAIL (1.6%)
  100,500     American Eagle Outfitters, Inc.*                2,227
  121,800     Chico's FAS, Inc.*(d)                           3,307
  348,100     Gap, Inc.(d)                                    6,262
  103,400     Pacific Sunwear of California, Inc.*            3,138
                                                            -------
                                                             14,934
                                                            -------
              APPLICATION SOFTWARE (1.2%)
  148,700     Cadence Design Systems, Inc.*                   2,033
  136,800     Intuit, Inc.*                                   5,885
   45,200     Manhattan Associates, Inc.*(d)                  1,245
  133,300     Siebel Systems, Inc.*                           1,250
   75,200     Verity, Inc.*                                   1,001
                                                            -------
                                                             11,414
                                                            -------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

                                                             MARKET
   NUMBER                                                     VALUE
OF SHARES     SECURITY                                        (000)
-------------------------------------------------------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
  144,900     Legg Mason, Inc.(d)                          $ 10,143
                                                           --------
              BIOTECHNOLOGY (0.6%)
  263,900     Albany Molecular Research, Inc.*(d)             3,993
   39,500     Genzyme Corp.*                                  1,992
                                                           --------
                                                              5,985
                                                           --------
              BROADCASTING & CABLE TV (1.6%)
  404,500     Comcast Corp. "A"*                             11,852
   97,500     Univision Communications, Inc. "A"*             3,042
                                                           --------
                                                             14,894
                                                           --------
              BUILDING PRODUCTS (0.7%)
  261,800     Masco Corp.                                     6,380
                                                           --------
              CASINOS & GAMING (0.3%)
  106,400     International Game Technology, Inc.             2,708
                                                           --------
              COMMUNICATION EQUIPMENT (2.2%)
  812,900     Cisco Systems, Inc.*                           15,868
  109,300     Comverse Technology, Inc.*                      1,612
  180,500     Tekelec, Inc.*                                  2,648
                                                           --------
                                                             20,128
                                                           --------
              COMPUTER HARDWARE (3.1%)
  113,600     Dell, Inc.*                                     3,826
  623,500     Hewlett-Packard Co.                            13,199
  146,100     IBM Corp.                                      11,871
                                                           --------
                                                             28,896
                                                           --------
              COMPUTER STORAGE & PERIPHERALS (0.1%)
   96,200     Western Digital Corp.*                            958
                                                           --------
              CONSUMER FINANCE (0.2%)
  233,600     Providian Financial Corp.*                      2,254
                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

                                                             MARKET
   NUMBER                                                     VALUE
OF SHARES     SECURITY                                        (000)
-------------------------------------------------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
   94,100     Automatic Data Processing, Inc.               $ 3,489
  106,000     CheckFree Corp.*                                2,853
  368,500     SunGard Data Systems, Inc.*                     9,669
                                                            -------
                                                             16,011
                                                            -------
              DISTILLERS & VINTNERS (0.4%)
  133,600     Constellation Brands, Inc. "A"*                 3,854
                                                            -------
              DIVERSIFIED BANKS (4.3%)
  186,704     Bank of America Corp.                          15,416
  312,800     Bank One Corp.                                 12,375
  276,200     Wachovia Corp.                                 12,067
                                                            -------
                                                             39,858
                                                            -------
              DIVERSIFIED CHEMICALS (0.8%)
  167,500     Du Pont (E.I.) De Nemours & Co.                 7,360
                                                            -------

              DIVERSIFIED COMMERCIAL SERVICES (0.8%)
  103,600     ARAMARK Corp. "B"*                              2,326
  132,500     ChoicePoint, Inc.*                              5,053
                                                            -------
                                                              7,379
                                                            -------
              DRUG RETAIL (0.4%)
  134,900     CVS Corp.                                       4,046
                                                            -------

              ELECTRIC UTILITIES (1.7%)
   77,100     Black Hills Corp.                               2,366
   74,000     Cinergy Corp.                                   2,517
  127,700     Exelon Corp.                                    7,339
   59,000     FPL Group, Inc.                                 3,639
                                                            -------
                                                             15,861
                                                            -------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
  113,600     Waters Corp.*(d)                                3,602
                                                            -------
              ELECTRONIC MANUFACTURING SERVICES (0.3%)
  323,900     Sanmina-SCI Corp.*                              2,572
                                                            -------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

                                                             MARKET
   NUMBER                                                     VALUE
OF SHARES     SECURITY                                        (000)
-------------------------------------------------------------------
              ENVIRONMENTAL SERVICES (0.8%)
  318,600     Waste Management, Inc.                        $ 7,611
                                                            -------
              GENERAL MERCHANDISE STORES (0.4%)
   95,600     Target Corp.                                    3,663
                                                            -------
              HEALTH CARE DISTRIBUTORS (1.5%)
   62,700     AmerisourceBergen Corp.                         3,955
  142,700     Cardinal Health, Inc.                           7,813
   31,500     Henry Schein, Inc.*                             1,841
                                                            -------
                                                             13,609
                                                            -------
              HEALTH CARE EQUIPMENT (0.8%)
   68,700     Diagnostic Products Corp.                       2,631
  110,500     Guidant Corp.                                   5,218
                                                            -------
                                                              7,849
                                                            -------
              HEALTH CARE FACILITIES (0.6%)
  188,600     Triad Hospitals, Inc.*                          5,694
                                                            -------
              HEALTH CARE SERVICES (1.1%)
   81,200     Caremark Rx, Inc.*                              2,032
  303,900     IMS Health, Inc.                                5,877
   75,190     Laboratory Corp. of America Holdings*           2,389
                                                            -------
                                                             10,298
                                                            -------
              HEALTH CARE SUPPLIES (0.9%)
   82,100     Cooper Companies, Inc.                          2,878
  184,600     Edwards Lifesciences Corp.*                     5,213
                                                            -------
                                                              8,091
                                                            -------
              HOME FURNISHINGS (0.2%)
   34,000     Mohawk Industries, Inc.*                        2,292
                                                            -------
              HOME IMPROVEMENT RETAIL (1.2%)
  366,900     Home Depot, Inc.                               11,447
                                                            -------
              HOMEBUILDING (0.4%)
  141,800     D.R. Horton, Inc.                               3,992
                                                            -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

                                                             MARKET
   NUMBER                                                     VALUE
OF SHARES     SECURITY                                        (000)
-------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (1.0%)
  104,900     Procter & Gamble Co.                          $ 9,218
                                                            -------
              HYPERMARKETS & SUPER CENTERS (1.6%)
  269,700     Wal-Mart Stores, Inc.                          15,079
                                                            -------
              INDUSTRIAL CONGLOMERATES (3.2%)
   44,500     3M Co.                                          6,239
  826,000     General Electric Co.                           23,491
                                                            -------
                                                             29,730
                                                            -------
              INDUSTRIAL MACHINERY (0.9%)
  126,800     ITT Industries, Inc.                            8,458
                                                            -------
              INSURANCE BROKERS (1.4%)
  172,100     Arthur J. Gallagher & Co.                       4,566
  178,300     Marsh & McLennan Companies, Inc.                8,847
                                                            -------
                                                             13,413
                                                            -------
              INTEGRATED OIL & GAS (3.4%)
  167,300     ChevronTexaco Corp.                            12,064
  548,600     Exxon Mobil Corp.                              19,519
                                                            -------
                                                             31,583
                                                            -------
              INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
  544,100     SBC Communications, Inc.                       12,710
                                                            -------
              INTERNET RETAIL (0.7%)
  154,800     InterActiveCorp*(d)                             6,265
                                                            -------
              INVESTMENT BANKING & BROKERAGE (2.0%)
  197,000     E-Trade Group, Inc.*                            1,805
  309,900     Merrill Lynch & Co., Inc.                      16,849
                                                            -------
                                                             18,654
                                                            -------
              IT CONSULTING & OTHER SERVICES (0.8%)
  371,000     Accenture Ltd. "A" (Bermuda) *                  7,205
                                                            -------
              LEISURE PRODUCTS (0.1%)
   11,400     Polaris Industries, Inc.(d)                       901
                                                            -------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

                                                             MARKET
   NUMBER                                                     VALUE
OF SHARES     SECURITY                                        (000)
-------------------------------------------------------------------
              MANAGED HEALTH CARE (0.4%)
   81,000     Oxford Health Plans, Inc.*                   $  3,459
                                                           --------
              METAL & GLASS CONTAINERS (0.6%)
  269,300     Pactiv Corp.*                                   5,319
                                                           --------
              MOVIES & ENTERTAINMENT (1.8%)
1,094,500     AOL Time Warner, Inc.*                         16,888
                                                           --------
              MULTI-LINE INSURANCE (2.6%)
  374,900     American International Group, Inc.             24,069
                                                           --------
              OIL & GAS DRILLING (0.2%)
   95,900     GlobalSantaFe Corp. (Cayman Islands)            2,134
                                                           --------
              OIL & GAS EQUIPMENT & SERVICES (0.9%)
  190,700     Schlumberger Ltd. (Netherlands)                 8,595
                                                           --------
              OIL & GAS EXPLORATION & PRODUCTION (1.3%)
  395,600     Chesapeake Energy Corp.(d)                      3,786
  165,200     EOG Resources, Inc.                             6,406
  179,500     Swift Energy Co.*                               2,025
                                                           --------
                                                             12,217
                                                           --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.3%)
  680,674     Citigroup, Inc.                                30,494
                                                           --------
              PACKAGED FOODS & MEAT (0.8%)
  163,000     General Mills, Inc.                             7,477
   22,700     Hain Celestial Group, Inc.*                       372
                                                           --------
                                                              7,849
                                                           --------
              PAPER PRODUCTS (0.8%)
   195,200    International Paper Co.                         7,636
                                                           --------
              PERSONAL PRODUCTS (0.9%)
   279,600    Gillette Co.                                    8,600
                                                           --------
              PHARMACEUTICALS (9.5%)
   360,500    Abbott Laboratories                            14,150
   208,900    Eli Lilly & Co.                                13,754
   254,800    King Pharmaceuticals, Inc.*                     3,837

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

                                                             MARKET
   NUMBER                                                     VALUE
OF SHARES     SECURITY                                        (000)
-------------------------------------------------------------------
  933,900     Pfizer, Inc.                                 $ 31,155
  332,800     Schering-Plough Corp.                           5,651
   75,100     Watson Pharmaceuticals, Inc.*                   2,999
  370,700     Wyeth                                          16,897
                                                           --------
                                                             88,443
                                                           --------
              PROPERTY & CASUALTY INSURANCE (1.8%)
   50,700     Ambac Financial Group, Inc.                     3,340
  175,300     St. Paul Companies, Inc.(d)                     6,165
  437,300     Travelers Property Casualty Corp. "B"           7,058
                                                           --------
                                                             16,563
                                                           --------
              PUBLISHING (0.7%)
   90,800     Gannett Co., Inc.                               6,976
                                                           --------
              REGIONAL BANKS (0.6%)
   76,700     Bank Hawaii Corp.                               2,583
  123,300     Banknorth Group, Inc.                           3,403
                                                           --------
                                                              5,986
                                                           --------
              RESTAURANTS (1.0%)
  219,800     Brinker International, Inc.*                    7,693
  104,200     Darden Restaurants, Inc.                        1,950
                                                           --------
                                                              9,643
                                                           --------
              SEMICONDUCTOR EQUIPMENT (1.5%)
  466,800     Applied Materials, Inc.*                        9,102
   59,700     Cabot Microelectronics Corp.*(d)                3,708
   34,700     Novellus Systems, Inc.*                         1,243
                                                           --------
                                                             14,053
                                                           --------
              SEMICONDUCTORS (4.0%)
  162,400     Analog Devices, Inc.*                           6,163
  219,300     Fairchild Semiconductor
              International, Inc. "A"*                        2,796
   40,100     Integrated Circuit Systems, Inc.*               1,205
  716,700     Intel Corp.                                    17,882
  226,200     International Rectifier Corp.*                  6,243
  164,000     Texas Instruments, Inc.                         3,095
                                                           --------
                                                             37,384
                                                           --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

                                                             MARKET
   NUMBER                                                     VALUE
OF SHARES     SECURITY                                        (000)
-------------------------------------------------------------------
              SOFT DRINKS (3.3%)
  286,200     Coca-Cola Co.                                $ 12,870
  397,000     Coca-Cola Enterprises, Inc.                     6,769
  245,600     PepsiCo, Inc.                                  11,315
                                                           --------
                                                             30,954
                                                           --------
              SPECIALTY STORES (1.0%)
  106,300     Michaels Stores, Inc.                           4,104
  107,900     O'Reilly Automotive, Inc.*                      4,111
   69,400     PETsMART, Inc.*                                 1,376
                                                           --------
                                                              9,591
                                                           --------
              SYSTEMS SOFTWARE (3.8%)
   34,100     Adobe Systems, Inc.                             1,115
1,300,200     Microsoft Corp.                                34,325
                                                           --------
                                                             35,440
                                                           --------
              TECHNOLOGY DISTRIBUTORS (0.1%)
   21,600     CDW Corp.*                                      1,034
                                                           --------
              THRIFTS & MORTGAGE FINANCE (0.9%)
   84,400     Countrywide Financial Corp.                     5,639
  133,400     Sovereign Bancorp, Inc.                         2,393
                                                           --------
                                                              8,032
                                                           --------
              TOBACCO (0.8%)
  175,500     Altria Group, Inc.                              7,022
                                                           --------
              Total common stocks (cost: $817,068)          915,967
                                                           --------
              MONEY MARKET INSTRUMENTS (4.9%)

              MONEY MARKET FUNDS (3.8%)
 6,519,866    AIM Short-Term Investment Co.
               Liquid Assets Portfolio, 1.04% (b,c)           6,520
12,886,587    Merrill Lynch Premier
               Institutional Fund, 1.02% (b,c)               12,886
    76,754    SSgA Money Market Fund, 0.73% (b)                  77
16,420,967    SSgA Prime Money Market Fund, 0.90% (b)        16,421
                                                           --------
                                                             35,904
                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

PRINCIPAL                                                         MARKET
   AMOUNT                                                          VALUE
    (000)     SECURITY                                             (000)
------------------------------------------------------------------------
              REPURCHASE AGREEMENT (1.1%)
 $10,000      Morgan Stanley & Co., Inc., 1.10%, acquired on
               7/31/2003 and due 8/01/2003 at $10,000
               (collateralized by a $10,320 Freddie Mac
               Discount Note, due 7/15/2004; market value
               of $10,203)(a,c)                                $  10,000
                                                               ---------
              Total money market instruments (cost: $45,904)      45,904
                                                               ---------

              TOTAL INVESTMENTS (COST: $862,972)               $ 961,871
                                                               =========

22

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH & INCOME FUND

JULY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

                  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                  The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 1.9% of net assets at July 31, 2003.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                  (a) Collateral on repurchase agreements is received by the
                      Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

                  (b) Rate represents the money market fund annualized seven-day yield at July 31, 2003.

                  (c) Investment was purchased with the cash collateral proceeds received from securities loaned.

                  (d) The security or a portion thereof was out on loan as of
                      July 31, 2003.

                    * Non-income-producing security for the year ended
                      July 31, 2003.

                   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH & INCOME FUND

JULY 31, 2003

ASSETS

   Investments in securities, at market value (including securities on
    loan of $28,652) (identified cost of $862,972)                               $961,871
   Cash                                                                               139
   Receivables:
      Capital shares sold                                                             551
      Dividends and interest                                                          950
      Securities sold                                                               7,253
      Other                                                                            66
                                                                                 --------
           Total assets                                                           970,830
                                                                                 --------
LIABILITIES

   Payable upon return of securities loaned                                        29,406
   Securities purchased                                                             7,540
   Capital shares redeemed                                                            417
   USAA Investment Management Company                                                 422
   USAA Transfer Agency Company                                                       165
   Accounts payable and accrued expenses                                               99
                                                                                 --------
           Total liabilities                                                       38,049
                                                                                 --------
              Net assets applicable to capital shares outstanding                $932,781
                                                                                 ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                               $866,067
   Accumulated undistributed net investment income                                    468
   Accumulated net realized loss on investments                                   (32,653)
   Net unrealized appreciation of investments                                      98,899
                                                                                 --------
              Net assets applicable to capital shares outstanding                $932,781
                                                                                 ========
   Capital shares outstanding                                                      59,180
                                                                                 ========
   Authorized shares of $.01 par value                                            110,000
                                                                                 ========
   Net asset value, redemption price, and offering price per share               $  15.76
                                                                                 ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH & INCOME FUND

YEAR ENDED JULY 31, 2003

NET INVESTMENT INCOME

   Income:
      Dividends                                                           $ 11,671
      Interest                                                                 259
      Securities lending                                                        37
                                                                          --------
         Total income                                                       11,967
                                                                          --------
   Expenses:
      Management fees                                                        4,716
      Administrative and servicing fees                                      1,247
      Transfer agent's fees                                                  2,273
      Custodian's fees                                                         199
      Postage                                                                  248
      Shareholder reporting fees                                               285
      Directors' fees                                                            5
      Registration fees                                                         34
      Professional fees                                                         59
      Other                                                                     13
                                                                          --------
         Total expenses                                                      9,079
      Expenses paid indirectly                                                (172)
                                                                          --------
         Net expenses                                                        8,907
                                                                          --------
               Net investment income                                         3,060
                                                                          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss                                                       (31,956)
   Change in net unrealized appreciation/depreciation                      116,105
                                                                          --------
               Net realized and unrealized gain                             84,149
                                                                          --------
Increase in net assets resulting from operations                          $ 87,209
                                                                          ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH & INCOME FUND

YEARS ENDED JULY 31,

                                                                  2003              2002
                                                              --------------------------
FROM OPERATIONS

   Net investment income                                      $  3,060        $    5,778
   Net realized gain (loss) on investments                     (31,956)           26,533
   Change in net unrealized appreciation/depreciation
     of investments                                            116,105          (288,385)
                                                              --------------------------
       Increase (decrease) in net assets resulting
         from operations                                        87,209          (256,074)
                                                              --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                        (2,825)           (6,022)
                                                              --------------------------
   Net realized gains                                          (19,071)          (32,795)
                                                              --------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                   101,315           126,913
   Reinvested dividends                                         21,279            37,788
   Cost of shares redeemed                                    (106,113)         (135,503)
                                                              --------------------------
       Increase in net assets from
         capital share transactions                             16,481            29,198
                                                              --------------------------
Net increase (decrease) in net assets                           81,794          (265,693)

NET ASSETS

   Beginning of period                                         850,987         1,116,680
                                                              --------------------------
   End of period                                              $932,781        $  850,987
                                                              ==========================
Accumulated undistributed net investment income:
   End of period                                              $    468        $      235
                                                              ==========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                   7,081             7,264
   Shares issued for dividends reinvested                        1,503             2,163
   Shares redeemed                                              (7,528)           (8,015)
                                                              --------------------------
       Increase in shares outstanding                            1,056             1,412
                                                              ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH & INCOME FUND

JULY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

               USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Growth & Income Fund (the Fund). The Fund's investment objectives are capital growth and, secondarily, current income.

                  A. SECURITY VALUATION - The value of each security is
                     determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                     1. Portfolio securities, except as otherwise noted,
                        traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                     2. Investments in open-end investment companies are
                        valued at their net asset value at the end of each business day.

                     3. Securities purchased with maturities of 60 days or
                        less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                     4. Securities for which market quotations are not readily
                        available or are considered unreliable, or whose values have been materially affected by events occurring after the close of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

                        their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

                  B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                  C. INVESTMENTS IN SECURITIES - Security transactions are
                     accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                  D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                     1. Purchases and sales of securities, income, and
                        expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                     2. Market value of securities, other assets, and
                        liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

                     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                     Separately, net realized foreign currency gains/losses may arise from the sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

                  E. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                     commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended July 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $172,000.

                  F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

               The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

               Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

               The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

               The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from that determined in

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

               accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease accumulated undistributed net investment income and decrease accumulated net realized loss on investments by $2,000. This reclassification has no effect on net assets.

               The tax character of distributions paid during the years ended July 31, 2003 and 2002, was as follows:


                                                          2003              2002
                                                  ------------------------------

               Ordinary income*                   $  2,827,000      $  6,167,000

               Long-term realized capital gains     19,069,000        32,650,000


               * Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

               For the fiscal year ended July 31, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $1,346,000. The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2003, which will be reported in conjunction with your 2003 Form 1099-DIV.

               As of July 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:


               Undistributed ordinary income                       $    468,000

               Accumulated capital and other losses                 (26,065,000)

               Unrealized appreciation                               92,311,000

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

               Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had current post-October deferred capital losses of $13,618,000 and capital loss carryovers of $12,447,000, for federal income tax purposes. The post-October losses will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire in 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

               Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2003, were $549,569,000 and $536,709,000, respectively.

               At July 31, 2003, the cost of securities, for federal income tax purposes, was $869,560,000.

               Gross unrealized appreciation and depreciation of investments as of July 31, 2003, for federal income tax purposes, were $129,132,000 and $36,821,000, respectively, resulting in net unrealized depreciation of $92,311,000.

(5) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

               The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

               through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(6) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

               A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

               At July 31, 2003, the Fund did not have any open foreign currency contracts.

(7) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

               The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

               and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of July 31, 2003, the Fund loaned securities having a fair market value of approximately $28,652,000 and received cash collateral of $29,406,000 for the loans. The cash collateral was invested in money market instruments, as noted in the Fund's portfolio of investments.

(8) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                  A. MANAGEMENT FEES - The Manager carries out the Fund's
                     investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category. Prior to October 18, 2002, the performance adjustment was based on the performance of the Fund relative to the Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Core Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets.

                     The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

                     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%

+/- 4.01% to 7.00%                       +/- 0.05%

+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                     For the year ended July 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $4,716,000, which is net of a performance adjustment of $(272,000).

                  B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee.

                  C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

                     average net assets. For the year ended July 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,247,000.

                  D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                     USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $2,273,000.

                  E. UNDERWRITING SERVICES - The Manager provides exclusive
                     underwriting and distribution of the Fund's shares on a continuing, best-efforts basis. The Manager receives no commissions or fees for this service.

(9) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

               Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND

JULY 31, 2003

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED JULY 31,
                                              -----------------------------------------------------------------------
                                                  2003          2002              2001           2000            1999
                                              -----------------------------------------------------------------------
Net asset value at beginning of period        $  14.64      $  19.69        $    19.79      $    20.43     $    18.88
                                              -----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                           .05           .10               .16             .16            .16
   Net realized and unrealized gain (loss)        1.45         (4.47)              .25              -            2.46
                                              -----------------------------------------------------------------------
Total from investment operations                  1.50         (4.37)              .41             .16           2.62
                                              -----------------------------------------------------------------------
Less distributions:
   From net investment income                     (.05)         (.10)             (.16)           (.16)          (.16)
   From realized capital gains                    (.33)         (.58)             (.35)           (.64)          (.91)
                                              -----------------------------------------------------------------------
Total distributions                               (.38)         (.68)             (.51)           (.80)         (1.07)
                                              -----------------------------------------------------------------------
Net asset value at end of period              $  15.76      $  14.64        $    19.69      $    19.79     $    20.43
                                              =======================================================================
Total return (%)*                                10.56        (22.74)             2.11             .99          15.53
Net assets at end of period (000)             $932,781      $850,987        $1,116,680      $1,098,474     $1,136,339
Ratio of expenses to average net
   assets (%)**                                   1.09(a)       1.05(a)            .89(a)          .90            .89
Ratio of net investment income to average
   net assets (%)**                                .37           .57               .82             .78            .85
Portfolio turnover (%)                           66.01         73.52             28.95           22.90          24.53

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended July 31, 2003, average net assets were $831,937,000.
(a) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                                  (.02%)           -                 -           N/A            N/A

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                  The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                  Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                  If you would like more information about the funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                  * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                    DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                  ROBERT G. DAVIS(2)
                  Director and Chairman of the Board of Directors
                  Born: November 1946
                  Year of Election or Appointment: 1996

                  Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                  CHRISTOPHER W. CLAUS(2)
                  Director, President, and Vice Chairman of the Board of
                    Directors
                  Born: December 1960
                  Year of Election or Appointment: 2001

                  President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                  BARBARA B. DREEBEN(3,4,5,6)
                  Director
                  Born: June 1945
                  Year of Election or Appointment: 1994

                  President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  ROBERT L. MASON, PH.D.(3,4,5,6)
                  Director
                  Born: July 1946
                  Year of Election or Appointment: 1997

                  Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  MICHAEL F. REIMHERR(3,4,5,6)
                  Director
                  Born: August 1945
                  Year of Election or Appointment: 2000

                  President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

40

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                  LAURA T. STARKS, PH.D.(3,4,5,6)
                  Director
                  Born: February 1950
                  Year of Election or Appointment: 2000

                  Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  RICHARD A. ZUCKER(2,3,4,5,6)
                  Director
                  Born: July 1943
                  Year of Election or Appointment: 1992

                  Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                      INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                  (2) MEMBER OF EXECUTIVE COMMITTEE

                  (3) MEMBER OF AUDIT COMMITTEE

                  (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                  (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                  (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF
                      THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO,
                      TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                  CLIFFORD A. GLADSON
                  Vice President
                  Born: November 1950
                  Year of Appointment: 2002

                  Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  STUART WESTER
                  Vice President
                  Born: June 1947
                  Year of Appointment: 2002

                  Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  MARK S. HOWARD
                  Secretary
                  Born: October 1963
                  Year of Appointment: 2002

                  Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                  EILEEN M. SMILEY
                  Assistant Secretary
                  Born: November 1959
                  Year of Appointment: 2003

                  Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

42

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                  Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  DAVID M. HOLMES
                  Treasurer
                  Born: June 1960
                  Year of Appointment: 2001

                  Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

                  ROBERTO GALINDO, JR.
                  Assistant Treasurer
                  Born: November 1960
                  Year of Appointment: 2000

                  Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                      INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

  INVESTMENT ADVISER,        USAA Investment Management Company
         UNDERWRITER,        P.O. Box 659453
      AND DISTRIBUTOR        San Antonio, Texas 78265-9825

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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                                     INSURANCE o MEMBER SERVICES

23431-0903                                   (C)2003, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Mutual Fund, Inc.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.


ITEM 5-6.  (RESERVED)


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 8.  (RESERVED)


ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.